STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
STOCK-BASED COMPENSATION [Abstract]
Summary of Stock Option Activity

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
		Exercise	Term	Intrinsic
	Number	Price	(in years)	Value

Outstanding as of January 1, 2013	210,000	$1.05	4.33	$-
Granted	-	-	-	-
Exercised	(5,000)	1.05	-	-
Forfeited/Expired	(55,000)	1.05	-	-
Outstanding as of December 31, 2013	150,000	$1.05	3.33	$-